OTHER RECEIVABLES AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Prepaid expenses	$ 2,772	$ 3,288
Government authorities	1,284	1,043
Short-term lease deposits	211	188
Foreign currency derivative contracts	1,702	368
Grants receivable from the OCS	224	556
Others	622	507
Other receivables and prepaid expenses	$ 6,815	$ 5,950